Employment and Stock Option Agreements (Details Textual 1) (Stock Options, USD $)	0 Months Ended	12 Months Ended
	Aug. 08, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares exercisable (in dollars per share)		$ 0.88	$ 1.08	$ 1.12
2007 Omnibus Equity Compensation Plan | M Rubins Employment Agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Officers' annual salary	$ 125,000	$ 1
Monthly automobile allowance		1,500
Term of options		10 years
Option to purchase common stock		650,000
Shares exercisable (in dollars per share)		$ 1.25
2007 Omnibus Equity Compensation Plan | B Bernstein Employment Agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Officers' annual salary		240,000
Bonus equivalent to annual net income percentage		5.00%
Net income before tax threshold limit for salary revision		200,000
Monthly automobile allowance		$ 1,000
Term of options		10 years
Option to purchase common stock		950,000
Shares exercisable (in dollars per share)		$ 1.25
Option award method used		Black Scholes option pricing model